Document and Entity Information	12 Months Ended
Feb. 29, 2012
Document and Entity Information (Abstract)
Document Type	20-F
Document Period End Date	Feb. 29, 2012
Amendment Flag	false
Entity Registrant Name	Allships Ltd.
Entity Central Index Key	0001083725
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--02-29
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	4,799,902,350
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY